Hedge accounting (Detail 3) - FX swaps / forwards SFr in Billions	Dec. 31, 2017 CHF (SFr)
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	SFr 12
Cash outflows	12
Net cash flows	0
On demand
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	0
Cash outflows	0
Net cash flows	0
Due within 1 month
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	8
Cash outflows	8
Net cash flows	0
Due between 1 and 3 months
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	4
Cash outflows	4
Net cash flows	0
Due between 3 and 12 months
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	0
Cash outflows	0
Net cash flows	0
Due between 1 and 5 years
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	0
Cash outflows	0
Net cash flows	0
Due after 5 years
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	0
Cash outflows	0
Net cash flows	0
UBS AG
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	12
Cash outflows	12
Net cash flows	0
UBS AG | On demand
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	0
Cash outflows	0
Net cash flows	0
UBS AG | Due within 1 month
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	8
Cash outflows	8
Net cash flows	0
UBS AG | Due between 1 and 3 months
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	4
Cash outflows	4
Net cash flows	0
UBS AG | Due between 3 and 12 months
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	0
Cash outflows	0
Net cash flows	0
UBS AG | Due between 1 and 5 years
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	0
Cash outflows	0
Net cash flows	0
UBS AG | Due after 5 years
Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows [Line Items]
Cash inflows	0
Cash outflows	0
Net cash flows	SFr 0